Schedule of Future Operating Lease Income and Future Lease Payments (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Future Lease Payments, 2023
Future Operating Lease Income, 2024	33,000	68,000
Future Lease Payments, 2024
Future Operating lease income 2024		36,000
Future Lease payments 2024
Total Future Operating Lease Income	47,000	104,000
Total Future Lease Payments
Lessor, Operating Lease, Payment to be Received, Fiscal Year Maturity [Abstract]
Future Operating Lease Income, 2023	$ 14,000